Operations	12 Months Ended
Dec. 31, 2022
Operations
Operations

1. Operations

Nu Holdings Ltd. ("Company" or "Nu Holdings") was incorporated as an exempted Company under the Companies Law of the Cayman Islands on February 26, 2016. The address of the Company's registered office is Willow House, 4th floor, Cricket Square, Grand Cayman - Cayman Islands. Nu Holdings has no operating activities with clients.

The Company’s shares are publicly traded on the New York Stock Exchange ("NYSE") under the symbol “NU” and its Brazilian Depositary Receipts ("BDRs") are traded on B3 - Brasil, Bolsa, Balcão ("B3"), the Brazilian stock exchange, under the symbol "NUBR33". The Company holds investments in several operating entities and, as of December 31, 2022, its significant operating subsidiaries were:

●	Nu Pagamentos S.A. - Instituição de Pagamento (“Nu Pagamentos”) is an indirect subsidiary domiciled in Brazil. Nu Pagamentos is engaged in the issuance and administration of credit cards and payment transfers through a prepaid account, and participation in other companies as partner or shareholder. Nu Pagamentos has as its primary products (i) a Mastercard international credit card (issued in Brazil where it allows payments for purchases to be made in monthly installments), fully managed through a smartphone app, and (ii) NuConta, a 100% digital smartphone app, maintenance-free prepaid account, which also includes features of a traditional bank account, such as electronic and peer-to-peer transfers, bill payments, withdrawals through the 24 Hours ATM network, instant payments, prepaid credit for mobile top ups and prepaid cards similar in functionality to debit cards.
●	Nu Financeira S.A. – SCFI (“Nu Financeira”) is an indirect subsidiary also domiciled in Brazil, with personal loans and retail deposits as its main products. Nu Financeira offers customers in Brazil the possibility to obtain loans that can be customized in relation to amounts, terms and conditions, number of installments, and transparent disclosure of any charges involved in the transaction, fully managed through the above-mentioned smartphone app. Loan issuance, repayment, and prepayments are available 24/7 through NuConta's account, directly in the app. Nu Financeira also grants credit to Nu Pagamentos credit card holders, due to overdue invoices, bill installments and revolving credit, and accepts on-demand and fixed term deposits from customers
●	Nu Invest Corretora de Valores S.A. ("Nu Invest") is an indirect subsidiary acquired in June 2021, domiciled in Brazil, and is a digital investment broker dealer.
●	Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM") is an indirect subsidiary that performs securities brokerage activities in Brazil.
●	Nu BN Servicios México, S.A. de CV (“Nu Servicios”) is an indirect subsidiary domiciled in Mexico. Nu Servicios is engaged in the issuance and administration of credit cards. It commenced operations in the Mexican market in August 2019 and officially launched in March 2020. The credit card has similar characteristics to that of the Brazilian operation: an international credit card, with no annual fee, under the Mastercard banner, 100% managed by a digital app on a smartphone.

●	Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") is an indirect subsidiary domiciled in Mexico. Nu Financiera is engaged in the issuance and administration of credit cards and payment transfers through a prepaid account. It commenced operations in the Mexican market in November 2022 and officially launched in December 2022. The credit card has similar characteristics to the Brazilian operation: an international credit card, with no annual fee, under the Mastercard banner, 100% managed by a digital app on a smartphone.
●	Nu Colombia S.A. (“Nu Colombia”) is an indirect subsidiary domiciled in Colombia, with operations related to credit cards, which was launched in September 2020. On August 10, 2022, the Financial Superintendence of Colombia ("SFC") approved the Group's request to incorporate a financing company in Colombia, Nu Colombia Compañía de Financiamiento S.A ("Nu Colombia Financiamiento") ("Incorporation License"). Nu Colombia Financiamiento requested the license to operate as a financial company, which is still pending approval. If the request is approved, it will enable Nu Colombia to offer deposit products in the future, amongst other financial products.

The Company and its consolidated subsidiaries are referred to in these consolidated financial statements as the “Group” or "Nu”.

The business plan of Nu provides for the continued growth of its Brazilian, Mexican, and Colombian operations, not only related to existing businesses, such as credit cards, personal loans, investments, and insurance, but also complemented by the launch of new products. Accordingly, these consolidated financial statements were prepared based on the assumption of the Group continuing as a going concern, considering that recent losses are principally due to the expenses incurred to deliver upon the Group’s rapid growth, in accordance with its business plan.

The Company’s Board authorized the issuance of these consolidated financial statements on April 20, 2023.

a) Contingent share award - Termination

On November 29, 2022, Mr. David Vélez, the Company's Chief Executive Officer, informed the Company of his unilateral decision to terminate the 2021 Contingent Share Award (CSA). As a result of the termination, the Company recorded expenses of US$356 million due to the acceleration of the vesting. After such one-time recognition, the Company will no longer account for any expense associated with the 2021 Contingent Share Award. The termination did not impact cash flows and no shares will be issued under this CSA. Additional information is disclosed on Note 10b.

b) Initial Public Offering ("IPO")

On December 9, 2021, Nu Holdings completed its IPO, offering 289,150,555 of newly issued class A ordinary shares, including in the form of Brazilian Depositary Receipts or "BDRs", each representing one-sixth of a class A ordinary share ("Brazilian offering"). The initial offering consisted of (1) an international offering listed on the New York Stock Exchange (“NYSE”) under the symbol “NU” and (2) a Brazilian offering on São Paulo Stock Exchange ("B3 - Brasil, Bolsa, Balcão") under the symbol "NUBR33". The initial offering price per class A common share was US$9.00, which was equivalent to R$8.36 per BDR after taking into consideration the class A ordinary share to BDR ratio.

Within the context of the Brazilian offering, Nu implemented an incentive and reward program, referred to commercially as “NuSócios” or “Customer Program”, through which the subsidiary Nu Pagamentos provided sufficient funds to cover the subscription and payment of one BDR in the Brazilian offering to each customer that participated in the Customer Program. A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180 (R$60,331), based on the R$ 8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.

As a result, Nu Holdings had gross proceeds from the IPO of US$2,602,026. Additionally, the Company incurred US$61,717 in offering expenses, of which US$47,545 were recognized in equity as transaction costs.

In January 2022, Nubank issued 27,555,298 ordinary class A shares and raised proceeds of US$247,998 as a result of the exercise of the underwriters over-allotment option.

c) Level III BDR Program discontinuation

On April 5, 2023 the Board of Directors decided to resubmit its plan for the voluntary discontinuance of its Level III BDRs Program, having approved the presentation of a new plan which would result in the cancellation of the Level III BDRs Program with the CVM; and, following this, the cancellation of the Company's registration with the CVM as a foreign public issuer of category "A" securities ("New Plan"). The New Plan will be submitted to B3 for approval, and then to CVM. If approved in the proposed format, the New Plan provides that the current holders of the BDRs must decide between: (i) remaining as the Company’s shareholder through the receipt of class A ordinary shares traded on the NYSE, with certain conditions that need to be met; (ii) remaining as holders of the Company's BDRs through the receipt of Unsponsored Level I BDRs; or (iii) if no declaration is made, the Company will sell the underlying shares on NYSE and former holders will receive the equivalent amount ("Sales Facility"). In addition, Banco Bradesco S.A. ("Bradesco") has been contracted to request the registration of the Unsponsored Level I BDR Program as soon as the Company presents the New Plan to B3.

d) Acquisition activities completed

Olivia

On November 2, 2021, Nu Holdings signed a stock purchase agreement ("SPA") to purchase all the shares of Olivia AI do Brasil Participações Ltda. ("Olivia Participações"), Olivia AI do Brasil Instituição de Pagamento Ltda. ("Olivia Pagamentos") and Olivia AI Inc. ("Olivia Inc") - together referred to as "Olivia" in these consolidated financial statements. Olivia's acquisition was completed on January 3, 2022, when the control over the entities was transferred to Nu upon the completion of all conditions established in the SPA and the payment of part of the acquisition's contractual price.

In 2016, Olivia launched an artificial intelligence ("AI") solution that helps individuals manage their money. The AI works by integrating the user's various bank accounts and applying data analysis of both the expenses and income of its users, in order to provide suggestions for financial planning. Nu believes that Olivia's AI will further strengthen the Group's open banking initiatives. In addition, Olivia's strategic capabilities in data science and its highly specialized team are expected to enable Nu to continue creating and offering new products based on artificial intelligence. The transaction qualified as a business combination and was accounted for using the acquisition method of accounting.

Purchase consideration at acquisition date

The total purchase price was US$47,225, of which US$10,554 was settled on the acquisition date in cash and the remainder is to be settled upon issuance of 3,909,449 class A ordinary shares on the first anniversary of the acquisition date, and the issuance of up to 3,970,986 class A ordinary shares as consideration for post-combination services rendered to Nu by the former shareholders and employees who became part of the Group following the closing. The consideration for post-combination services is considered compensation and not a component of the purchase consideration transferred.

Net identifiable assets acquired, and liabilities assumed

The control over the entities was transferred to Nu in January 2022. The Company has concluded the identification of the assets acquired and liabilities assumed and the allocation of the purchase price to these assets and liabilities, as well as the measurement of the fair value of the purchased intangible assets and goodwill. The purchase price allocation, including the allocation to the intangible assets and goodwill is shown below.

Identifiable intangible assets will be amortized over a period of 3 to 6 years, according to their useful life, defined based on the expected future economic benefits generated by the asset. The goodwill does not have a defined useful life and will have its recoverability tested at least annually.

The goodwill from Olivia’s acquisition relates to future benefits expected to be realized through different strategies, such as the usage of the technology and Olivia's professional technical team within the ecosystem of Nu's solutions.

Fair value recognized on acquisition - US$
Identifiable assets and liabilities
Cash and cash equivalents	208
Other assets	615
Intangible assets	42,421
Liabilities	(6,400)
Total identifiable net assets at fair value	36,844

Goodwill arising on acquisition	10,381
Purchase consideration transferred	47,225
Equity consideration	36,671
Cash consideration	10,554

The additional intangible assets recognized, and the allocation as of the purchase price were customer relationship (US$3,670) and intellectual property (US$37,065), at the acquisition date.

The following were the main assumptions used in the determination of the fair value of the identifiable assets acquired and liabilities assumed: (i) discount rate of 15.9% and growth rate of 2%, (ii) EBITDA margin close to 50%, and (iii) the residual value was calculated based on projected cash flows.

Net cash outflow on acquisition

US$
Consideration paid in cash	10,554
(-) Cash and cash equivalent balances acquired	(208)
Net cash outflow	10,346

Impact of the acquisition on the results of the Group

Olivia contributed US$821 in revenues and US$27,683 in losses for the year 2022. As Olivia was acquired on January 3, 2022, there is no material difference between the actual contributions to revenue and loss and those assuming the acquisition was completed at the beginning of the reporting period.

e) Reconciliation of goodwill and intangible assets shown in the consolidated statements of financial position

	2022		2021
	Goodwill	Intangible assets	Goodwill	Intangible assets
Intangibles related to acquisitions
Easynvest's acquisition	381,125	34,086	392,989	45,061
Cognitect's acquisition	831	2,673	831	4,889
Spin Pay's acquisition	5,060	6,044	5,372	8,048
Akala's acquisition	-	-	2,680	-
Olivia's acquisition	10,381	40,689	-	-
Other intangible assets	-	98,672	-	14,339
Total	397,397	182,164	401,872	72,337